NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET (LOSS) INCOME	$ (77,643)	$ 117,397	$ (37,375)
Net (loss) income attributable to noncontrolling interest	(89)	329	(182)
Premium on early redemption of Redeemable Preferred Stock	26,678
Redeemable Preferred Stock dividend	43,218	71,393	64,120
NET (LOSS) INCOME ATTRIBUTABLE TO GETTY IMAGES HOLDINGS, INC. - Basic	$ (147,450)	$ 45,675	$ (101,313)
Weighted-average Class A common stock outstanding:
Basic	276,942,660	196,084,650	196,082,503
Effect of dilutive securities		5,422,705
Diluted	276,942,660	201,507,355	196,082,503
Net (loss) income per share of Class A common stock attributable to Getty Images Holdings, Inc. common stockholders:
Basic	$ (0.53)	$ 0.23	$ (0.52)
Diluted	$ (0.53)	$ 0.23	$ (0.52)